PROVISIONS (Tables)	3 Months Ended
Mar. 31, 2026
Classes of other provisions [abstract]
Schedule of provisions

In millions	Product warranty	Restructuring	Other	Total
Balance at January 1, 2026	$25.5	$2.9	$29.3	$57.7
Provisions made during the period	1.7	0.4	2.9	5.0
Provisions used during the period	(1.1)	(2.0)	(0.9)	(4.0)
Translation differences	(0.5)	—	(0.3)	(0.8)
Balance at March 31, 2026	$25.6	$1.3	$31.0	$57.9

Long-term provisions				$16.5
Current provisions				41.4
Total				$57.9